Notes on the consolidated statements of operations (Details 21) - Spark Networks Inc - 2007 Omnibus incentive plan prior merger	12 Months Ended
Dec. 31, 2017 EUR (€) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price outstanding at January 1 | €	€ 37.47
Weighted Average Exercise Price Expired during the year | €	83.75
Weighted Average Exercise Price Forfeited during the year | €	14.50
Weighted Average Exercise Price Outstanding at December 31 | €	€ 16.88
Number of Options Outstanding at January 1 | Share	236,670
Number of share options expired during the year | Share	(72,900)
Number of share options forfeited during the year | Share	(500)
Number of Options Outstanding at December 31 | Share	163,270